Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial assets and financial liabilities of group for groups of financial instruments
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS
Financial assets
Cash	47,599	21,159
Restricted deposits	925	1,570
Trade receivables	149	325
Other receivables	1,408	827
	50,081	23,881
Financial liabilities
Financial liabilities measured at amortized cost	10,290	10,372

Schedule of classification and linkage terms of financial instruments
	NIS	Linked to the US dollar	Linked to the EURO and Other	Total
December 31, 2017
Cash	823	20,332	4	21,159
Restricted deposits	1,501	69	-	1,570
Trade receivables	-	71	254	325
Other receivables	827	-	-	827
	3,151	20,472	258	23,881
Financial liabilities at amortized cost	5,766	4,606	--	10,372
Total net financial assets (liabilities)	(2,615)	15,866	258	13,509

December 31, 2016
Cash	3,501	44,065	33	47,599
Restricted deposits	925	-	-	925
Trade receivables	-	149		149
Other receivables	1,408	-	-	1,408
	5,834	44,214	33	50,081
Financial liabilities at amortized cost	6,651	3,586	53	10,290
Total net financial assets (liabilities)	(817)	40,628	(20)	39,791

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
thousand NIS
Increase at a rate of 5%	(793)
Increase at a rate of 10%	(1,586)
Decrease at a rate of 5%	793
Decrease at a rate of 10%	1,586

Schedule of repayment dates of financial liabilities

	First year	More than a year or undetermined	Total
December 31, 2017
Trade payables	1,775	-	1,775
Other payables	5,738	98	5,836
Liability in respect of government grants	-	2,886	2,886
	7,513	2,984	10,497
December 31, 2016
Trade payables	2,612	-	2,612
Other payables	4,856	98	4,954
Liability in respect of government grants	-	2,420	2,420
	7,468	2,518	9,986